UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              Cooke & Bieler Funds
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-336-7031

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

 THE COOKE & BIELER FUNDS

                                                 The Advisors' Inner Circle Fund
--------------------------------------------------------------------------------

                            [THREE GRAPHICS OMITTED]

--------------------------------------------------------------------------------
Semi-Annual Report                                                April 30, 2003


                                                C&B Large Cap Value Portfolio
                                                C&B Tax-Managed Value Portfolio
                                                C&B Mid Cap Value Portfolio

 INVESTMENT ADVISER:

 COOKE & BIELER

        INVESTMENT COUNSEL

TABLE OF CONTENTS

Letter to Shareholders ..........................  1

Statements of Net Assets ........................  2

Statements of Operations ........................  8

Statements of Changes in Net Assets .............  9

Financial Highlights ............................ 10

Notes to Financial Statements ................... 11


CONTACT US


BY MAIL
-------------------------------------------
The Cooke & Bieler Funds
P.O. Box 219009
Kansas City, MO 64121-7114


BY TELEPHONE
-------------------------------------------
1-800-336-7031

LETTER TO SHAREHOLDERS
.................................................................................

APRIL 30, 2003

Dear Fellow Shareholders,

The following report provides a detailed description of the securities held and the statement of operations for The Cooke & Bieler Funds for the six-month period ended April 30, 2003.

Our view has changed very little over the past years. We continue to believe that the U.S. economy is working off the excesses created by the late nineties speculative mania and is slowly recovering from recession. Corporate America has retrenched through cost cutting and reduced spending. Balance sheets have been shored up and cash flows improved. Some companies have collapsed leaving opportunities for others. The process, while slow and painful, is healthy and ultimately provides the foundation for increased investment spending and sustainable growth. We are, therefore, optimistic about the future and still believe the long-term total return potential for equities is in the 8-12% range on average. Against this backdrop, we are pleased to report the investment results for the six months ending April 30, 2003:

         C&B LARGE CAP VALUE                                 6.49%
         C&B TAX-MANAGED VALUE                               5.25%
              S&P 500 INDEX                                  4.48%
              RUSSELL 1000 VALUE INDEX                       5.25%
         C&B MID CAP VALUE                                   8.88%
              RUSSELL MIDCAP VALUE INDEX                     7.13%

Importantly, Cooke & Bieler's performance was driven primarily by solid stock selection across numerous and diverse holdings in the portfolio. While many top performers were consumer and industrial manufacturers, which benefited from investors' increasing optimism for an imminent economic recovery, there were also many that performed well despite poor sector results. The portfolios' performance also compared favorably to our peer universe. We attribute these results to continued solid execution of our investment philosophy driven by a well functioning investment team and process.

We do, however, remain cognizant of the near-term challenges facing the economy and the market. The remaining uncertainty from the combat with Iraq from a geopolitical and economic standpoint has caused business managers to further defer investment-spending programs effectively slowing the economy's recovery process. The ongoing threat of terrorism only heightens investors' sense of uncertainty, creating an investment environment full of risk and volatility. Against this backdrop, a selective approach to equity investing remains appropriate. In this sense, we are very optimistic about The Cooke & Bieler Funds, which are comprised only of companies deemed to have sufficient financial strength and resources to survive the worst times and the competitive positioning and growth prospects to thrive in good times. We also view the market's increasing volatility as a source of opportunities and stand ready, as long-term investors, to take advantage of extreme stock price moves that result from a short-term oriented marketplace full of uncertainties.

Sincerely,

/s/ SAMUEL H. BALLAM, III


Samuel H. Ballam, III

........................................ 1 ......................................

STATEMENT OF NET ASSETS (Unaudited)
.................................................................................

APRIL 30, 2003

C&B LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------
                                                 Market
Description                          Shares       Value
-------------------------------------------------------------

COMMON STOCK (97.2%)

-------------------------------------------------------------
  AIRCRAFT (4.1%)
  Boeing                            14,000    $     381,920
  General Dynamics                   5,000          310,350
                                              -------------

                                                    692,270
                                              -------------

-------------------------------------------------------------
  APPAREL/TEXTILES (1.5%)
  VF                                 6,500          255,710
                                              -------------

-------------------------------------------------------------
  AUTOMOTIVE (6.0%)
  Eaton                              8,070          662,305
  Snap-On                           12,400          363,940
                                              -------------

                                                  1,026,245
                                              -------------

-------------------------------------------------------------
  BANKS (6.4%)
  Bank of New York                  17,400          460,230
  FleetBoston Financial              8,750          232,050
  JP Morgan Chase                   13,700          402,095
                                              -------------

                                                  1,094,375
                                              -------------

-------------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (6.1%)
  Comcast*                          11,000          330,660
  Interpublic Group                 16,200          184,680
  Omnicom Group                      8,400          519,960
                                              -------------

                                                  1,035,300
                                              -------------

-------------------------------------------------------------
  CHEMICALS (1.5%)
  Monsanto                          14,600          254,040
                                              -------------

-------------------------------------------------------------
  COMMUNICATIONS EQUIPMENT (1.9%)
  Motorola                          40,000          316,400
                                              -------------

-------------------------------------------------------------
  COMPUTERS & SERVICES (3.2%)
  Computer Sciences*                10,100          332,795
  Parametric Technology*            62,000          204,600
                                              -------------

                                                    537,395
                                              -------------

-------------------------------------------------------------
                                                 Market
Description                          Shares       Value
-------------------------------------------------------------
  CONSUMER DURABLES (1.4%)
  Leggett & Platt                   11,400    $     235,410
                                              -------------

-------------------------------------------------------------
  CONSUMER NON-DURABLES (4.0%)
  Hasbro                            32,000          512,000
  Nike, Cl B                         3,100          165,943
                                              -------------

                                                    677,943
                                              -------------

-------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (2.9%)
  Hubbell, Cl B                     15,500          497,550
                                              -------------

-------------------------------------------------------------
  ELECTRONICS (1.5%)
  Molex, Cl A                       12,700          257,810
                                              -------------

-------------------------------------------------------------
  ENERGY & POWER (4.6%)
  Exxon Mobil                       11,200          394,240
  Royal Dutch Petroleum              9,510          388,769
                                              -------------

                                                    783,009
                                              -------------

-------------------------------------------------------------
  ENTERTAINMENT (1.6%)
  Carnival                          10,000          275,900
                                              -------------

-------------------------------------------------------------
  FINANCIAL SERVICES (8.2%)
  American Express                   7,000          265,020
  Countrywide Credit Industry        9,000          608,400
  MBIA                              11,750          525,225
                                              -------------

                                                  1,398,645
                                              -------------
-------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (1.5%)
  PepsiAmericas                     20,400          254,796
                                              -------------

-------------------------------------------------------------
  INSURANCE (4.2%)
  AON                               17,900          396,664
  Principal Financial Group         11,200          325,920
                                              -------------

                                                    722,584
                                              -------------

-------------------------------------------------------------
  INVESTMENT COMPANY (2.0%)
  Berkshire Hathaway, Cl B*            150          349,800
                                              -------------

........................................ 2 ......................................

.................................................................................

C&B LARGE CAP VALUE PORTFOLIO -- CONCLUDED
-------------------------------------------------------------
                                                 Market
Description                          Shares       Value
-------------------------------------------------------------
  MACHINERY (2.3%)
  Dover                             13,600    $     390,864
                                              -------------

-------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (3.1%)
  Baxter International               9,000          207,000
  Becton Dickinson                   9,000          318,600
                                              -------------

                                                    525,600
                                              -------------

-------------------------------------------------------------
  MISCELLANEOUS BUSINESS SERVICES (2.1%)
  Manpower                          10,900          358,392
                                              -------------

-------------------------------------------------------------
  OFFICE EQUIPMENT (2.6%)
  Pitney Bowes                      12,600          442,386
                                              -------------

-------------------------------------------------------------
  PAPER & PAPER PRODUCTS (2.0%)
  Kimberly-Clark                     6,800          338,436
                                              -------------

-------------------------------------------------------------
  PHARMACEUTICALS (8.4%)
  Abbott Laboratories                5,800          235,654
  Bristol-Myers Squibb              17,000          434,180
  Merck                              8,600          500,348
  Schering-Plough                   14,600          264,260
                                              -------------

                                                  1,434,442
                                              -------------

-------------------------------------------------------------
  RESTAURANTS (4.7%)
  McDonald's                        21,100          360,810
  Wendy's International             15,000          435,600
                                              -------------

                                                    796,410
                                              -------------

-------------------------------------------------------------
  RETAIL (4.5%)
  Gap                               23,000          382,490
  Zale*                             11,040          385,737
                                              -------------

                                                    768,227
                                              -------------

-------------------------------------------------------------
  RETAIL: DISCOUNT (2.6%)
  Big Lots*                         36,000          450,720
                                              -------------

-------------------------------------------------------------
  UTILITIES (2.3%)
  Duke Energy                       22,500          395,775
                                              -------------

TOTAL COMMON STOCK
   (Cost $16,994,896)                            16,566,434
                                              -------------

-------------------------------------------------------------
                                     Shares       Value
-------------------------------------------------------------

MONEY MARKET (2.9%)
  SEI Daily Income Trust,
   Money Market Fund               495,015    $     495,015
                                              -------------

TOTAL MONEY MARKET
   (Cost $495,015)                                  495,015
                                              -------------

TOTAL INVESTMENTS (100.1%)
   (Cost $17,489,911)                            17,061,449
                                              -------------


OTHER ASSETS AND LIABILITIES (-0.1%)
  Investment Advisory Fees Payable                   (8,292)
  Administration Fees Payable                        (2,445)
  Shareholder Servicing Fees Payable                 (1,771)
  Other Assets and Liabilities, Net                 (12,107)
                                              -------------

TOTAL OTHER ASSETS & LIABILITIES:                   (24,615)
                                              -------------

NET ASSETS:
  Paid-in-Capital -- Institutional Shares
  (unlimited authorization -- no par
   value) based on 2,755,723
   outstanding shares
   of beneficial interest                        18,100,930
  Undistributed net investment income                16,289
  Accumulated net realized loss
   on investments                                  (651,923)
  Net unrealized depreciation
   on investments                                  (428,462)
                                              -------------

-------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                   $  17,036,834
                                              =============

  NET ASSET VALUE, Offering and
   Redemption Price Per Share,
   Institutional Shares                               $6.18
                                                      =====

* NON-INCOME PRODUCING SECURITY.

CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

........................................ 3 ......................................

STATEMENT OF NET ASSETS (Unaudited)
.................................................................................

APRIL 30, 2003

C&B TAX-MANAGED VALUE PORTFOLIO
-------------------------------------------------------------
                                                 Market
Description                          Shares       Value
-------------------------------------------------------------

COMMON STOCK (94.7%)

  AIRCRAFT (4.0%)
  Boeing                             4,500    $     122,760
  General Dynamics                   1,600           99,312
                                              -------------

                                                    222,072
                                              -------------

-------------------------------------------------------------
  AUTOMOTIVE (5.3%)
  Eaton                              1,980          162,499
  Snap-On                            4,650          136,477
                                              -------------

                                                    298,976
                                              -------------

-------------------------------------------------------------
  BANKS (6.6%)
  Bank of New York                   4,500          119,025
  FleetBoston Financial              3,120           82,742
  JP Morgan Chase                    5,800          170,230
                                              -------------

                                                    371,997
                                              -------------

-------------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (4.6%)
  Interpublic Group                  8,440           96,216
  Omnicom Group                      2,600          160,940
                                              -------------

                                                    257,156
                                              -------------

-------------------------------------------------------------
  CHEMICALS (4.2%)
  Avery Dennison                     1,380           73,154
  Monsanto                           9,170          159,558
                                              -------------

                                                    232,712
                                              -------------

-------------------------------------------------------------
  COMMUNICATIONS EQUIPMENT (1.7%)
  Motorola                          12,400           98,084
                                              -------------

-------------------------------------------------------------
  COMPUTERS & SERVICES (7.1%)
  Computer Sciences*                 3,350          110,382
  International Business Machines    1,500          127,350
  Lucent Technologies*              26,000           46,800
  Parametric Technology*            35,000          115,500
                                              -------------

                                                    400,032
                                              -------------

-------------------------------------------------------------
                                                 Market
Description                          Shares       Value
-------------------------------------------------------------
  CONSUMER NON-DURABLES (1.8%)
  Nike, Cl B                         1,900    $     101,707
                                              -------------

-------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (2.0%)
  Hubbell, Cl B                      3,500          112,350
                                              -------------

-------------------------------------------------------------
  ELECTRONICS (1.2%)
  Molex, Cl A                        3,250           65,975
                                              -------------

-------------------------------------------------------------
  ENERGY & POWER (4.3%)
  Exxon Mobil                        3,190          112,288
  Royal Dutch Petroleum              3,100          126,728
                                              -------------

                                                    239,016
                                              -------------

-------------------------------------------------------------
  ENTERTAINMENT (1.0%)
  Carnival                           2,100           57,939
                                              -------------

-------------------------------------------------------------
  FINANCIAL SERVICES (4.3%)
  American Express                   2,000           75,720
  MBIA                               3,740          167,178
                                              -------------

                                                    242,898
                                              -------------

-------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (1.7%)
  PepsiAmericas                      7,500           93,675
                                              -------------

-------------------------------------------------------------
  INSURANCE (2.0%)
  AON                                5,000          110,800
                                              -------------

-------------------------------------------------------------
  INVESTMENT COMPANY (2.0%)
  Berkshire Hathaway, Cl B*             47          109,604
                                              -------------

-------------------------------------------------------------
  MACHINERY (2.9%)
  Dover                              5,640          162,094
                                              -------------

-------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (3.3%)
  Baxter International               3,000           69,000
  Becton Dickinson                   3,300          116,820
                                              -------------

                                                    185,820
                                              -------------

........................................ 4 ......................................

.................................................................................

C&B TAX-MANAGED VALUE PORTFOLIO -- CONCLUDED

-------------------------------------------------------------
                                                 Market
Description                          Shares       Value
-------------------------------------------------------------
  MISCELLANEOUS BUSINESS SERVICES (2.1%)
  Manpower                           3,500    $     115,080
                                              -------------

-------------------------------------------------------------
  OFFICE EQUIPMENT (2.4%)
  Pitney Bowes                       3,750          131,663
                                              -------------

-------------------------------------------------------------
  OFFICE FURNITURE & FIXTURES (1.9%)
  Steelcase, Cl A                   11,000          105,490
                                              -------------

-------------------------------------------------------------
  PAPER & PAPER PRODUCTS (2.0%)
  Kimberly-Clark                     2,200          109,494
                                              -------------

-------------------------------------------------------------
  PHARMACEUTICALS (9.4%)
  Abbott Laboratories                2,240           91,011
  Bristol-Myers Squibb               7,000          178,780
  Merck                              2,800          162,904
  Schering-Plough                    5,220           94,482
                                              -------------

                                                    527,177
                                              -------------

-------------------------------------------------------------
  PRINTING & PUBLISHING (1.3%)
  Harte-Hanks                        4,200           75,600
                                              -------------

-------------------------------------------------------------
  RESTAURANTS (3.4%)
  McDonald's                         6,920          118,332
  Wendy's International              2,400           69,696
                                              -------------

                                                    188,028
                                              -------------

-------------------------------------------------------------
  RETAIL (5.3%)
  Gap                               10,700          177,941
  Zale*                              3,380          118,097
                                              -------------

                                                    296,038
                                              -------------

-------------------------------------------------------------
  RETAIL: DISCOUNT (2.8%)
  Big Lots*                         12,500          156,500
                                              -------------

-------------------------------------------------------------
  SERVICES (2.1%)
  Sysco                              4,000          114,920
                                              -------------

-------------------------------------------------------------
                                                 Market
                                     Shares       Value
-------------------------------------------------------------
  UTILITIES (2.0%)
  Duke Energy                        6,500    $     114,335
                                              -------------

TOTAL COMMON STOCK
   (Cost $4,886,137)                              5,297,232
                                              -------------

MONEY MARKETS (6.9%)
  SEI Daily Income Trust,
   Money Market Fund               246,786          246,786
  SEI Daily Income Trust,
   Prime Obligations Money
   Market Fund                     140,212          140,212
                                              -------------

TOTAL MONEY MARKETS
   (Cost $386,998)                                  386,998
                                              -------------

TOTAL INVESTMENTS (101.6%)
   (Cost $5,273,135)                              5,684,230
                                              -------------

OTHER ASSETS AND LIABILITIES (-1.6%)
  Investment Advisory Fees Receivable                   946
  Shareholder Servicing Fees Payable                 (3,812)
  Administration Fees Payable                          (804)
  Other Assets and Liabilities, Net                 (84,776)
                                              -------------

TOTAL OTHER ASSETS & LIABILITIES:                   (88,446)
                                              -------------

NET ASSETS:
  Paid-in-Capital -- Institutional Shares
   (unlimited authorization -- no par
   value) based on 412,891 outstanding shares
   of beneficial interest                         5,411,009
  Undistributed net investment income                 7,193
  Accumulated net realized loss
   on investments                                  (233,513)
  Net unrealized appreciation
   on investments                                   411,095
                                              -------------

-------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                   $   5,595,784
                                              =============

  NET ASSET VALUE, Offering and
   Redemption Price Per Share,
   Institutional Shares                              $13.55
                                                     ======

* NON-INCOME PRODUCING SECURITY.

CL CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

........................................ 5 ......................................

STATEMENT OF NET ASSETS (Unaudited)
.................................................................................

APRIL 30, 2003

C&B MID CAP VALUE PORTFOLIO

-------------------------------------------------------------
                                                 Market
Description                          Shares       Value
-------------------------------------------------------------
COMMON STOCK (98.5%)

  APPAREL/TEXTILES (4.0%)
  Tommy Hilfiger*                  682,010    $   5,606,122
                                              -------------

-------------------------------------------------------------
  AUTOMOTIVE (3.9%)
  Snap-On                          186,530        5,474,655
                                              -------------

-------------------------------------------------------------
  CHEMICALS (1.9%)
  Monsanto                         151,900        2,643,060
                                              -------------

-------------------------------------------------------------
  COMMUNICATIONS (1.2%)
  ADC Telecommunications*          729,760        1,742,667
                                              -------------

-------------------------------------------------------------
  COMPUTERS & SERVICES (6.9%)
  Computer Sciences*                89,635        2,953,473
  Parametric Technology*         2,065,215        6,815,210
                                              -------------

                                                  9,768,683
                                              -------------

-------------------------------------------------------------
  CONSUMER NON-DURABLES (3.8%)
  Hasbro                           334,280        5,348,480
                                              -------------

-------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (10.5%)
  Carlisle                         129,575        5,877,522
  Federal Signal                   253,870        4,386,874
  Hubbell, Cl B                    144,170        4,627,857
                                              -------------

                                                 14,892,253
                                              -------------

-------------------------------------------------------------
  ENERGY & POWER (1.0%)
  Burlington Resources              30,200        1,398,562
                                              -------------

-------------------------------------------------------------
  FINANCIAL SERVICES (7.2%)
  AMBAC Financial Group             33,990        1,983,317
  Countrywide Credit Industry       57,640        3,896,464
  MBIA                              94,790        4,237,113
                                              -------------

                                                 10,116,894
                                              -------------

-------------------------------------------------------------
                                                 Market
Description                          Shares       Value
-------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (1.3%)
  PepsiAmericas                    148,560    $   1,855,514
                                              -------------

-------------------------------------------------------------
  INSURANCE (7.5%)
  AON                              244,920        5,427,427
  Principal Financial Group         91,770        2,670,507
  UnumProvident                    222,910        2,563,465
                                              -------------

                                                 10,661,399
                                              -------------

-------------------------------------------------------------
  MACHINERY (6.7%)
  Dover                             71,660        2,059,508
  Pall                             241,390        5,098,157
  Tennant                           72,010        2,377,050
                                              -------------

                                                  9,534,715
                                              -------------

-------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (6.8%)
  Becton Dickinson                  57,455        2,033,907
  Haemonetics*                     191,400        3,393,522
  IMS Health                       275,910        4,249,014
                                              -------------

                                                  9,676,443
                                              -------------

-------------------------------------------------------------
  MISCELLANEOUS BUSINESS SERVICES (1.2%)
  Sourcecorp*                      109,050        1,722,990
                                              -------------

-------------------------------------------------------------
  OFFICE FURNITURE & FIXTURES (3.4%)
  Steelcase, Cl A                  504,630        4,839,402
                                              -------------

-------------------------------------------------------------
  PRINTING & PUBLISHING (2.2%)
  Harte-Hanks                      175,547        3,159,846
                                              -------------

-------------------------------------------------------------
  RESTAURANTS (4.9%)
  CBRL Group                       177,315        5,652,802
  Wendy's International             46,290        1,344,262
                                              -------------

                                                  6,997,064
                                              -------------

-------------------------------------------------------------
  RETAIL (4.1%)
  Zale*                            165,390        5,778,727
                                              -------------

........................................ 6 ......................................

.................................................................................

C&B MID CAP VALUE PORTFOLIO -- CONCLUDED

-------------------------------------------------------------
                                                 Market
Description                          Shares       Value
-------------------------------------------------------------
  RETAIL: DISCOUNT (5.9%)
  Big Lots*                        486,160    $   6,086,723
  Dollar General                   155,780        2,265,041
                                              -------------

                                                  8,351,764
                                              -------------

-------------------------------------------------------------
  SEMI-CONDUCTORS/INSTRUMENTS (9.5%)
  AVX                              247,050        2,626,142
  Dionex*                          136,490        4,696,757
  Entegris*                        279,590        3,206,897
  Mykrolis*                        355,030        2,847,341
                                              -------------

                                                 13,377,137
                                              -------------

-------------------------------------------------------------
  SERVICES (2.7%)
  Viad                             188,990        3,800,589
                                              -------------

-------------------------------------------------------------
  UTILITIES (1.9%)
  Nicor                             90,590        2,723,135
                                              -------------

TOTAL COMMON STOCK
   (Cost $141,342,550)                          139,470,101
                                              -------------

MONEY MARKET (1.8%)
  SEI Daily Income Trust,
   Money Market Fund             2,576,247        2,576,247
                                              -------------

TOTAL MONEY MARKET
   (Cost $2,576,247)                              2,576,247
                                              -------------

TOTAL INVESTMENTS (100.3%)
   (Cost $143,918,797)                          142,046,348
                                              -------------

-------------------------------------------------------------

                                                  Value
-------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
  Investment Advisory Fees Payable            $     (64,522)
  Shareholder Servicing Fees Payable                (19,470)
  Administration Fees Payable                       (19,025)
  Other Assets and Liabilities, Net                (344,560)
                                              -------------

TOTAL OTHER ASSETS & LIABILITIES:                  (447,577)
                                              -------------

NET ASSETS:
  Paid-in-Capital -- Institutional Shares
   (unlimited authorization -- no par
   value) based on 9,900,036 outstanding shares
   of beneficial interest                       143,242,882
  Distributions in excess of net
   investment income                                (23,177)
  Accumulated net realized gain
   on investments                                   251,515
  Net unrealized depreciation
   on investments                                (1,872,449)
                                              -------------

-------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                   $ 141,598,771
                                              =============

  NET ASSET VALUE, Offering and
   Redemption Price Per Share,
   Institutional Shares                              $14.30
                                                     ======

* NON-INCOME PRODUCING SECURITY.

CL CLASS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

........................................ 7 ......................................

STATEMENTS OF OPERATIONS (Unaudited)
.................................................................................

FOR THE PERIOD ENDED APRIL 30, 2003

                                                         C&B                  C&B                 C&B
                                                   LARGE CAP VALUE     TAX-MANAGED VALUE     MID CAP VALUE
                                                      PORTFOLIO            PORTFOLIO           PORTFOLIO
-----------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend ....................................        $167,347           $  56,071           $  787,733
   Interest ....................................           3,110               2,126               17,114
   Less: Foreign Tax Withheld...................          (1,571)               (512)                  --
-----------------------------------------------------------------------------------------------------------
   Total Investment Income......................         168,886              57,685              804,847
-----------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ....................          48,695              16,189              329,802
   Administrative Fees .........................          16,706               5,560              112,120
   Shareholder Servicing Fees ..................           3,896               6,476              131,920
   Transfer Agent Fees .........................          22,728              12,104               56,780
   Professional Fees ...........................          10,837               1,075               22,707
   Custodian Fees ..............................           8,201               1,288                4,154
   Printing Fees ...............................           7,193               1,439               22,847
   Director's Fees..............................           6,471                  18                4,836
   Registration Fees ...........................           4,603               4,187                6,029
   Other Fees...................................           1,238                 147                1,745
-----------------------------------------------------------------------------------------------------------
   Total Expenses...............................         130,568              48,483              692,940
   Less: Investment Advisory Fees Waived........         (33,852)            (16,154)                  --
-----------------------------------------------------------------------------------------------------------
   Net Expenses.................................          96,716              32,329              692,940
-----------------------------------------------------------------------------------------------------------
   Net Investment Income........................          72,170              25,356              111,907
-----------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on Investments .....          (7,858)           (209,761)             600,008
   Net Change in Unrealized Appreciation
     on Investments  ...........................         854,057             433,796            9,072,575
-----------------------------------------------------------------------------------------------------------
   Net Gain on Investments .....................         846,199             224,035            9,672,583
-----------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations ...........................        $918,369           $ 249,391           $9,784,490
===========================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

........................................ 8 ......................................

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

FOR THE PERIOD ENDED APRIL 30, 2003 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2002

                                                          C&B                         C&B                         C&B
                                                    LARGE CAP VALUE            TAX-MANAGED VALUE             MID CAP VALUE
                                                       PORTFOLIO                   PORTFOLIO                   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                 11/01/02     11/01/01        11/01/02     11/01/01       11/01/02     11/01/01
                                                TO 4/30/03   TO 10/31/02     TO 4/30/03   TO 10/31/02    TO 4/30/03   TO 10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)...........     $   72,170  $    176,472      $   25,356   $   25,319   $    111,907  $    (25,744)
   Net Realized Gain (Loss)
     on Investments.......................         (7,858)    3,922,618        (209,761)     (16,156)       600,008      (285,541)
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments .....................         854,057    (1,531,024)        433,796     (389,006)     9,072,575   (11,072,387)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...........         918,369     2,568,066         249,391     (379,843)     9,784,490   (11,383,672)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net Investment Income..................        (63,833)     (173,222)        (21,399)     (24,080)      (135,064)      (35,633)
   Net Realized Gain ....................      (1,711,433)   (1,439,798)         (5,748)          --             --      (382,767)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS...................      (1,775,266)   (1,613,020)        (27,147)     (24,080)      (135,064)     (418,400)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
     Issued .............................       2,867,395     6,217,364       1,260,452    3,248,586     66,710,560   103,010,302
     In Lieu of cash distributions........      1,708,213     1,579,013          19,130       14,306        124,851       413,962
     Redemption Fees*.....................             --            --              --        4,055             --            --
     Redeemed.............................     (1,065,193)  (33,217,953)**     (704,557)    (687,536)   (16,276,385)  (16,165,766)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSACTIONS...................      3,510,415   (25,421,576)        575,025    2,579,411     50,559,026    87,258,498
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL INCREASE (DECREASE)
         IN NET ASSETS....................      2,653,518   (24,466,530)        797,269    2,175,488     60,208,452    75,456,426
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ..................      14,383,316    38,849,846       4,798,515    2,623,027     81,390,319     5,933,893
   End of Period..........................    $17,036,834  $ 14,383,316      $5,595,784   $4,798,515   $141,598,771  $ 81,390,319
====================================================================================================================================
   Undistributed/Distributions
     in excess of, Net Investment
     Income...............................    $    16,289  $      7,952      $    7,193   $    3,236   $    (23,177) $        (20)
====================================================================================================================================
SHARE TRANSACTIONS:
     Issued .............................         434,430       839,568          95,215      226,851      4,933,536     6,912,806
     In Lieu of Cash Distributions........        286,426       213,599           1,470        1,071          9,388        27,933
     Redeemed............................        (181,034)   (4,287,805)**      (54,671)     (49,436)    (1,231,063)   (1,170,604)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN SHARES
     OUTSTANDING FROM SHARE TRANSACTIONS          539,822    (3,234,638)         42,014      178,486      3,711,861     5,770,135
====================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
 * The Tax-Managed Value Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 1 year in the Fund. For the year ended October 31, 2002 $4,055 in redemption fees were retained.
** Includes two Redemption-in-Kind transactions (see Note 8 in Notes to
   Financial Statements).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

........................................ 9 ......................................

FINANCIAL HIGHLIGHTS
.................................................................................

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTH PERIOD ENDED APRIL 30, 2003 (UNAUDITED) AND PERIODS ENDED OCTOBER 31,

                   NET                 REALIZED AND                                  NET
                  ASSET       NET       UNREALIZED  DISTRIBUTIONS                   ASSET
                  VALUE,  INVESTMENT      GAINS       FROM NET     DISTRIBUTIONS    VALUE,
                BEGINNING   INCOME     (LOSSES) ON   INVESTMENT       FROM NET       END      TOTAL
                OF PERIOD   (LOSS)     SECURITIES      INCOME      REALIZED GAIN  OF PERIOD  RETURN+
                --------- ----------   -----------  -------------  -------------  ---------  -------
C&B LARGE CAP VALUE PORTFOLIO
  2003*@         $ 6.49     $0.03        $ 0.36        $(0.02)        $(0.68)      $ 6.18     6.49%
  2002*            7.13      0.05         (0.38)        (0.05)         (0.26)        6.49    (5.14)
  2001 (1)         8.71      0.07          0.27         (0.11)         (1.81)        7.13     4.50
  2000            12.06      0.12          0.54         (0.09)         (3.92)        8.71    10.89
  1999            13.58      0.16          0.72         (0.16)         (2.24)       12.06     7.73
  1998            16.71      0.18          0.76         (0.19)         (3.88)       13.58     6.56

C&B TAX-MANAGED VALUE PORTFOLIO
  2003*@         $12.94     $0.06         $0.61        $(0.05)        $(0.01)      $13.55     5.25%
  2002*           13.63      0.09         (0.69)        (0.09)            --        12.94    (4.45)
  2001 (1)        15.33      0.13         (0.39)        (0.14)         (1.30)       13.63    (1.96)
  2000            12.87      0.15          2.45         (0.14)            --        15.33    20.32
  1999            12.23      0.12          0.64         (0.12)            --        12.87     6.23
  1998            11.45      0.14          0.79         (0.15)            --        12.23     8.16

C&B MID CAP VALUE PORTFOLIO
  2003*@         $13.15     $0.01         $1.16        $(0.02)        $   --       $14.30     8.88%
  2002*           14.19     (0.01)        (0.19)        (0.04)         (0.80)       13.15    (2.09)
  2001 (1)        12.78      0.08          2.12         (0.09)         (0.70)       14.19    18.14
  2000             9.84      0.07          3.16         (0.08)         (0.21)       12.78    33.78
  1999             9.69      0.06          0.15         (0.06)            --         9.84     2.19
  1998**          10.00      0.05         (0.32)        (0.04)            --         9.69    (2.17)

                                            RATIO
                    NET                     OF NET
                  ASSETS,      RATIO      INVESTMENT
                    END     OF EXPENSES  INCOME (LOSS)  PORTFOLIO
                 OF PERIOD   TO AVERAGE    TO AVERAGE    TURNOVER
                   (000)     NET ASSETS    NET ASSETS      RATE
                 ---------  -----------  -------------  ---------
C&B LARGE CAP VALUE PORTFOLIO
  2003*@          $ 17,037    1.25%++        0.93%[2++]      12%
  2002*             14,383    1.14#++        0.59[2++]       39
  2001 (1)          38,850    1.00           0.91            41
  2000              35,251    1.00           1.16            48
  1999              73,292    0.89           1.12            43
  1998             159,256    0.83           1.26            43

C&B TAX-MANAGED VALUE PORTFOLIO
  2003*@           $ 5,596    1.25%++        0.98%[2++]      18%
  2002*              4,799    1.19#++        0.66[2++]       32
  2001 (1)           2,623    1.00           0.94            16
  2000               2,253    1.00           0.96             9
  1999               3,634    1.00           0.96            20
  1998               3,492    1.01           1.24            49

C&B MID CAP VALUE PORTFOLIO
  2003*@          $141,599    1.31%++        0.21%[2++]      10%
  2002*             81,390    1.37#++       (0.07)[2++]      30
  2001 (1)           5,934    1.00           0.68            44
  2000               1,520    1.00           0.66           101
  1999               1,446    1.00           0.70            81
  1998**             1,033    1.01           0.86            37

  *  Per share figures calculated using Average Shares Method.
 ** Commenced operations February 18, 1998. All ratios for the period have been annualized.
  @ For the six month period ended April 30, 2003. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Total Return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
 ++ Without waivers and/or reimbursements these ratios for the C&B Large Cap Value Portfolio, C&B Tax-Managed Value Portfolio and the C&B Mid Cap Value Portfolio for the six month period ended April 30, 2003 would have been 1.68%, 1.87%, and 1.31%, respectively, and for the year ended October 31, 2002 would have been 1.60%, 2.63%, and 1.54%, respectively.
[2++]Without waivers and/or reimbursements these ratios for the C&B Large Cap
     Value Portfolio, C&B Tax-Managed Value Portfolio and the C&B Mid Cap Value Portfolio for the six month period ended April 30, 2003 would have been 0.50%, 0.36%, and 0.21%, respectively, and for the year ended October 31, 2002 would have been 0.13%, (0.78)%, and (0.24)%, respectively.
  # As of March 1, 2002, the expense cap changed from 1.00%, to 1.25% for C&B Large Cap Value and C&B Tax-Managed Value Portfolios, and to 1.40% for the C&B Mid Cap Value Portfolio.
 (1) On November 19, 2001, The Advisors' Inner Circle Fund C&B Large Cap Value, C&B Tax-Managed, and C&B Mid Cap Value Portfolios (the "AIC Portfolios") acquired the assets of the UAM Funds Inc. C&B Equity, C&B Equity for Taxable Investors, and C&B Mid Cap Equity Portfolios (the "UAM Portfolios"). The operations of the AIC Portfolios prior to the acquisition were those of the predecessor, the UAM Portfolios. See Note 1 in Notes to the Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

........................................ 10 .....................................

NOTES TO FINANCIAL STATEMENTS (Unaudited)
.................................................................................

APRIL 30, 2003

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the C&B Large Cap Value Portfolio, C&B Tax-Managed Value Portfolio and C&B Mid Cap Value Portfolio (the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On October 19, 2001 the shareholders of the UAM Funds, Inc. C&B Equity, C&B Equity for Taxable Investors, and C&B Mid Cap Equity Portfolios (the "UAM Portfolios") voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's C&B Large Cap Value, C&B Tax-Managed Value, and C&B Mid Cap Value Portfolios. The reorganization took place on November 19, 2001.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investment securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of April 30, 2003, are valued at fair value using methods determined in good faith by the Board of Trustees.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of April 30, 2003 the Funds held no repurchase agreements.

      EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

      DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund distributes its net investment income quarterly. Any realized capital gains are distributed to shareholders at least annually.

........................................ 11 .....................................

NOTES TO FINANCIAL STATEMENTS (Unaudited)
.................................................................................

APRIL 30, 2003

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the six months ended April 30, 2003, the Mid Cap Value Portfolio paid the Distributor $121 through a reduction in the yield earned on those repurchase agreements.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of:

     .150% on the first $250 million in Fund assets
     .125% on the next $250 million in Fund assets
     .100% on all Fund assets over $500 million

The Funds are subject to a minimum annual administration fee of $271,000, allocated by each Fund's daily net assets, which would be increased by $15,000 per additional class.

Prior to the reorganization of the Trust from UAM Funds to The Advisors' Inner Circle Fund on November 19, 2001, the Funds had an agreement with the Administrator, to provide administrative services for the Funds and to pay Administrator fees of 0.073% and an annual base fee of $54,500.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Trust and Distributor are parties to a Distribution Agreement. Each Fund has adopted a Shareholder Services Plan (the "Plan"). Under the Plan, service providers that enter into agreements with the Trust, may receive up to 0.25% of each Fund's average daily net assets.


The Distributor has entered into a sub-distribution agreement with Turner Investment Distributors, Inc. (the "Sub-Distributor"). The Sub-Distributor receives no fees for its sub-distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODY AGREEMENTS:

The Trust and Cooke & Bieler L.P. (the "Adviser") are parties to an Investment Advisory Agreement dated November 19, 2001 under which the Adviser receives an annual fee equal to 0.63% of the average daily net assets of each Fund. In addition, the Adviser has contractually agreed to limit the total expenses to 1.25% of the average daily assets of the Large Cap Value and Tax-Managed Value Portfolios and 1.40% of the average daily assets of the Mid Cap Value Portfolio. The contractual waiver is for an initial period of one year from the prospectus dated March 1, 2002 and may be continued for subsequent one-year periods at the Adviser's discretion. The Adviser has decided to continue the waiver for the current fiscal year. Prior to March 1, 2002, the Adviser voluntarily agreed to limit the total expenses to 1.00% of the average daily net assets for each Fund.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2003 were as follows:

                      C&B          C&B TAX-          C&B
                LARGE CAP VALUE  MANAGED VALUE  MID CAP VALUE
                   PORTFOLIO       PORTFOLIO      PORTFOLIO
                ---------------  -------------  -------------

Purchases         $3,884,538      $1,255,245     $60,463,382
Sales              1,779,329         858,294      10,672,747

7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

........................................ 12 .....................................

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONCLUDED)
.................................................................................

APRIL 30, 2003

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2002:

                       UNDISTRIBUTED   ACCUMULATED
                      NET INVESTMENT    REALIZED      PAID-IN-
                       INCOME/(LOSS)   GAIN/(LOSS)     CAPITAL
                      --------------   -----------    --------
Large Cap Value
  Portfolio               $    --      $(1,996,526)   $1,996,526
Mid Cap Value Portfolio    58,216          (13,126)      (45,090)

These reclassifications had no impact on net assets or net asset value.

For Federal income tax purposes, the cost of securities owned at April 30, 2003, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2003, were as follows:

                                   C&B          C&B TAX-          C&B
                             LARGE CAP VALUE  MANAGED VALUE  MID CAP VALUE
                                PORTFOLIO       PORTFOLIO      PORTFOLIO
                             ---------------  -------------  -------------
Federal tax cost               $17,821,317    $5,301,271     $144,433,363

Aggregate gross
   unrealized appreciation       1,568,471       672,774       10,875,072

Aggregate gross
   unrealized depreciation      (2,328,339)     (289,815)     (13,262,087)
                               -----------    ----------     ------------
Net unrealized appreciation
(depreciation)                 $  (759,868)   $  382,959     $ (2,387,015)
                               ===========    ==========     ============

8. IN-KIND REDEMPTIONS:

During the year ended October 31, 2002, the Large Cap Value Portfolio transferred portfolio assets in exchange for shares of beneficial interest. These securities were transferred at their current value on the date of transaction.

                          SHARES
DATE                     REDEEMED        VALUE         GAIN
----                     --------     ---------    ----------
04/11/02              (859,049.823)  $ 6,840,700   $  691,408
06/05/02            (2,402,594.443)   18,916,587    1,305,119

9. OTHER:

At April 30, 2003, the following shareholders held 10% or greater of the aggregate total shares outstanding:

                                  PERCENTAGE OF
                                  TOTAL SHARES    NUMBER OF
                                   OUTSTANDING  SHAREHOLDERS
                                  ------------- ------------
Large Cap Value Portfolio               43%          1
Tax-Managed Value Portfolio             48           2
Mid Cap Value Portfolio                 45           1


........................................ 13 .....................................

                                      NOTES
.................................................................................

                                      NOTES
.................................................................................

                                      NOTES
.................................................................................

--------------------------------------------------------------------------------
TRUST:
The Advisors' Inner Circle Fund

THE COOKE & BIELER FUNDS:
C&B Large Cap Value Portfolio
C&B Tax-Managed Value Portfolio
C&B Mid Cap Value Portfolio

INVESTMENT ADVISER:
Cooke & Bieler, L.P.
Investment Counsel
1700 Market Street
Philadelphia, PA 19103


DISTRIBUTOR:
SEI Investments Distribution Co.


SUB-DISTRIBUTOR:
Turner Investment Distributors, Inc.


ADMINISTRATOR:
SEI Investments Global Funds Services


LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP




CKB-SA-001-0100

--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        ----------------------------------------
                                        James R. Foggo, President

Date 7/1/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        ----------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.